Variable Interest Entities	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
13.	VARIABLE INTEREST ENTITIES
Cano Health Texas, PLLC (“Cano Texas”) and Cano Health Nevada, PLLC (“Cano Nevada”) were established to employ healthcare providers, to contract with managed care payors, and to deliver healthcare services to patients in the markets that the Company serves. The Company evaluated whether it has a variable interest in Cano Texas and Cano Nevada, whether Cano Texas and Cano Nevada are VIEs, and whether the Company has a controlling financial interest in Cano Texas and Cano Nevada. The Company concluded that it has variable interests in Cano Texas and Cano Nevada on the basis of each respective Master Service Agreement (“MSA”), which provides office space, consulting services, managerial and administrative services, billing and collection, personnel services, financial management, licensing permitting and credentialing, claims processing, in exchange for a service fee and performance bonuses payable to the Company. Each respective MSA transfers substantially all the residual risks and rewards of ownership to the Company. Each of Cano Texas and Cano Nevada’s equity at risk, as defined by U.S. GAAP, is insufficient to finance its activities without additional support, and therefore, Cano Texas and Cano Nevada are considered VIEs, and are not affiliates of the Company.
In order to determine whether the Company has a controlling financial interest in Cano Texas and Cano Nevada, and thus, whether the Company is the primary beneficiary, the Company considered whether it has i) the power to direct the activities of Cano Texas and Cano Nevada that most significantly impact its economic performance and ii) the obligation to absorb losses of the entities that could potentially be significant to it or the right to receive benefits from Cano Texas and Cano Nevada that could potentially be significant to it. The Company concluded that it may unilaterally remove the physician owners of Cano Texas and Cano Nevada at its discretion and is therefore considered to hold substantive kick-out
rights over the decision maker of Cano Texas and Cano Nevada. Under each MSA, the Company is entitled to a management fee and a performance bonus that entitle the Company to substantially all of Cano Texas and Cano Nevada’s residual returns or losses, and is exposed to economics which could be significant to it. As a result, the Company concluded that it is the primary beneficiary of Cano Texas and Cano Nevada and therefore, consolidates the balance sheets, results of operations, and cash flows of these entities. The Company performs a qualitative assessment of Cano Texas and Cano Nevada on an ongoing basis to determine if it continues to be the primary beneficiary.
The table below illustrates the aggrega
t
ed VIE assets and liabilities and performance for Cano Texas and Cano Nevada:

	As of,
(in thousands)	June 30, 2021	December 31, 2020
Total Assets	$11,979	$8,182

Total Liabilities	$17,559	$12,371

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2021	2020	2021	2020
Total revenue	$1,309	$—	$2,300	$—
Operating expenses:
Direct patient expense	1,585	—	2,790	—
Selling, general and administrative expenses	2,950	176	5,263	199
Depreciation and amortization expense	260	—	507	—

Total operating expenses	4,795	176	8,560	199

Net loss	$(3,486)	$(176)	$(6,260)	$(199)

There are no restrictions on Cano Texas and Cano Nevada’s assets or on the settlement of their liabilities. The assets of Cano Texas and Cano Nevada can be used to settle obligations of the Company. Cano Texas and Cano Nevada are included in the Company’s creditor group; thus, creditors of the Company have recourse to the assets owned by Cano Texas and Cano Nevada. There are no liabilities for which creditors of Cano Texas and Cano Nevada do not have recourse to the general credit of the Company. There are no restrictions placed on the retained earnings or net income of Cano Texas and Cano Nevada with respect to potential future distributions.